GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2021	2020
Cost
Balance at beginning of year	$5,706.8	$5,685.7
Business acquisitions	4.5	21.1
Balance at end of year	5,711.3	5,706.8

Accumulated impairment losses
Balance at beginning and at end of year	2,992.8	2,992.8

Net carrying amount	$2,718.5	$2,714.0

Schedule of allocation of net carrying amount of goodwill in significant CGU groups

	2021	2020
CGU groups

Telecommunications	$2,683.7	$2,679.2
Other[1]	34.8	34.8
Total	$2,718.5	$2,714.0
1	Includes mainly the CGUs related to Film, audiovisual content and television activities, Book publishing and distribution activities, and Sports and Entertainment activities.

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2021		2020
	Pre-tax	Perpetual	Pre-tax	Perpetual
	discount rate	growth	discount rate	growth
CGU groups[1]	(WACC)	rate	(WACC)	rate
Telecommunications [2]	8.5%	2.0%	8.5%	2.0%
Other	11.5 to 15.5	0.0 to 2.0	10.5 to 15.5	0.0 to 2.0
1	In 2021 and 2020, the recoverable amounts of all CGUs were based on value in use, using the discounted cash flow method , except the Television CGU which was based on fair value less costs of disposal in 2021.
2	The same recoverable amount used in the 2020 annual impairment test was used in 2021. Accordingly, pre-tax discount rate and perpetual growth rate are the same in 2021 and 2020.